CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 2,671	$ 1,453
Short-term bank deposits	80	83
Inventories	601	234
Other accounts receivable and prepaid expenses	935	286
Total current assets	4,287	2,056
LEASE DEPOSITS	41	47
PROPERTY AND EQUIPMENT, NET	749	978
Total assets	5,077	3,081
CURRENT LIABILITIES:
Trade payables	978	708
Deferred revenues	31	24
Other accounts payable and accrued expenses	681	884
Total current liabilities	1,690	1,616
LIABILITY RELATED TO WARRANTS	$ 2,610	$ 4,003
COMMITMENTS AND CONTINGENT LIABILITIES
CONVERTIBLE PREFERRED SHARES:
Series A Preferred Stock of $0.0001 par value - Authorized: 60,000 shares at December 31, 2015 and 2014; Issued and Outstanding: 1,984 and 2,319 shares at December 31, 2015 and 2014, respectively; Aggregate liquidation preference of $3,560 and $4,165 at December 31, 2015 and 2014, respectively	$ 2,357	$ 2,757
STOCKHOLDERS' DEFICIT
Common Stock of $0.0001 par value - Authorized: 160,000,000 and 80,000,000 shares at December 31, 2015 and 2014, respectively; Issued and Outstanding: 2,911,788 and 902,068 shares at December 31, 2015 and 2014, respectively	5	2
Preferred Stock of $0.0001 par value - Authorized: 4,940,000 shares at December 31, 2015 and 2014; Issued and Outstanding: None at December 31, 2015 and 2014	0	0
Additional paid-in capital	41,769	30,761
Accumulated deficit	(43,354)	(36,058)
Total stockholders' deficiency	(1,580)	(5,295)
Total liabilities and stockholders' deficiency	$ 5,077	$ 3,081